Segments	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segments

Note 17 — Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, who reviews the financial information of the separate operating segments when making decisions about allocating resources and assessing the performance of the group. Majority of the Company's business activities are carried out in PRC, hence no geographical segment is disclosed. The Company has determined two operating segments: (1) Holographic solutions, and (2) Holographic technology service.

The following tables present summary information by segment for the years ended December 31, 2022, 2023 and 2024:

	Holographic solutions	Holographic technology service	Total December 31, 2022
	RMB	RMB	RMB
Revenues	153,996,658	333,942,206	487,938,864
Cost of revenues	(125,805,732)	(138,873,815)	(264,679,547)
Gross profit	28,190,926	195,068,391	223,259,317
Depreciation and amortization	(2,761,207)	(4,083,030)	(6,844,237)
Total capital expenditures	(1,821,918)	-	(1,821,918)

	Holographic solutions	Holographic technology service	Total December 31, 2023
	RMB	RMB	RMB
Revenues	68,345,506	135,202,499	203,548,005
Cost of revenues	(59,562,014)	(69,734,292)	(129,296,306)
Gross profit	8,783,492	65,468,207	74,251,699
Depreciation and amortization	(6,161,834)	-	(6,161,834)
Total capital expenditures	(774,615)	-	(774,615)

	Holographic solutions	Holographic technology service	Total December 31, 2024
	RMB	RMB	RMB
Revenues	128,892,235	161,405,749	290,297,984
Cost of revenues	(106,682,488)	(118,169,173)	(224,851,661)
Gross profit	22,209,747	43,236,576	65,446,323
Depreciation and amortization	(363,432)	(455,109)	(818,541)
Total capital expenditures	(11,927)	-	(11,927)

Total assets as of:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Holographic solutions	142,626,614	1,582,974,051	220,212,293
Holographic technology service	17,932,589	31,923,161	4,440,927
Total assets	160,559,203	1,614,897,212	224,653,220

Disaggregated information of holographic solutions revenues by business lines are as follows:

	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2024
	RMB	RMB	RMB	USD
Holographic Technology LiDAR Products	45,086,319	16,330,569	20,279,244	2,847,529
Holographic Technology Intelligence Vision software and Technology Development Service	12,658,954	45,930,400	100,607,447	14,126,886
Holographic Technology Licensing and Content Product	29,093,110	5,594,979	7,969,381	1,119,028
Holographic Hardware Sales	67,158,275	489,558	36,163	5,078
Total Holographic Solutions	153,996,658	68,345,506	128,892,235	18,098,521

Significant segment expenses are as follows:

	Holographic solutions	Holographic technology service	Total December 31, 2023
	RMB	RMB	RMB
Selling expenses	5,467,408	1,224,908	6,692,316
General and administrative expenses	23,501,382	41,852,819	65,354,201
Research and development expenses	10,899,882	67,755,690	78,655,572
Total	39,868,672	110,833,417	150,702,089

	Holographic solutions	Holographic technology service	Total December 31, 2024
	RMB	RMB	RMB
Selling expenses	2,465,056	1,061,747	3,526,803
General and administrative expenses	8,213,194	15,039,323	23,252,517
Research and development expenses	23,148,863	151,245,884	174,394,747
Total	33,827,113	167,346,954	201,174,067